Reserves - Additional Information (Detail) - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrant holders right to purchase common shares			Each warrant entitles the holder the right to purchase one of the Company’s common shares.
Number of options issued during the period	0	0
Stock Options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum term of share purchase option			ten years
Trailing period for expected volatility			30 months
Description of share option grants			The Company expenses the fair value of share purchase options that are expected to vest on a straight-line basis over the vesting period using the Black-Scholes option pricing model to estimate the fair value for each option at the date of grant.
Weighted average share price at the time of exercise	$ 56.47	$ 59.87	$ 50.02	$ 50.87
Stock Options [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of Typical Term Of options issued			five
Vesting period			two
Stock Options [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of Typical Term Of options issued			seven
Vesting period			three
RSU [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			two
RSU [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			three